Quarterly Holdings Report
for
Fidelity® Short-Term Bond Fund
May 31, 2024
STP-NPRT3-0724
1.804842.120
Nonconvertible Bonds - 46.4%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.7%
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	8,540	8,607
Warnermedia Holdings, Inc.:
3.638% 3/15/25	8,401	8,258
3.755% 3/15/27	5,200	4,931
		21,796
Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. 2.95% 3/15/25	4,725	4,619
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	6,000	5,689
3.5% 4/15/25	7,030	6,898
		17,206
TOTAL COMMUNICATION SERVICES		39,002
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 3.0%
American Honda Finance Corp. 4.6% 4/17/25	5,500	5,459
General Motors Financial Co., Inc.:
1.25% 1/8/26	6,779	6,334
5.4% 4/6/26	5,000	4,983
5.4% 5/8/27	8,000	7,987
Hyundai Capital America:
1% 9/17/24 (b)	7,995	7,882
5.8% 6/26/25 (b)	6,500	6,503
Mercedes-Benz Finance North America LLC:
4.8% 1/11/27 (b)	7,100	7,051
5.5% 11/27/24 (b)	5,640	5,629
Volkswagen Group of America Finance LLC:
3.95% 6/6/25 (b)	2,950	2,898
5.7% 9/12/26 (b)	6,200	6,216
6% 11/16/26 (b)	8,500	8,603
		69,545
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	4,784	4,660
Specialty Retail - 0.5%
Advance Auto Parts, Inc. 5.9% 3/9/26	2,294	2,297
AutoZone, Inc. 5.05% 7/15/26	6,500	6,462
Lowe's Companies, Inc. 4.8% 4/1/26	1,004	996
O'Reilly Automotive, Inc. 5.75% 11/20/26	1,815	1,833
		11,588
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	353	359
TOTAL CONSUMER DISCRETIONARY		86,152
CONSUMER STAPLES - 2.6%
Consumer Staples Distribution & Retail - 0.8%
Dollar General Corp. 4.25% 9/20/24	10,347	10,297
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	7,661	7,542
		17,839
Food Products - 0.3%
Campbell Soup Co. 5.3% 3/20/26	1,345	1,342
JDE Peet's BV 0.8% 9/24/24 (b)	6,779	6,668
		8,010
Tobacco - 1.5%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,231
BAT Capital Corp. 3.222% 8/15/24	10,014	9,961
BAT International Finance PLC 1.668% 3/25/26	6,714	6,270
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	7,381	7,351
Philip Morris International, Inc.:
4.75% 2/12/27	5,217	5,169
5% 11/17/25	5,425	5,394
		35,376
TOTAL CONSUMER STAPLES		61,225
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,332
Cenovus Energy, Inc. 4.25% 4/15/27	4,500	4,372
DCP Midstream Operating LP 5.625% 7/15/27	7,382	7,451
Devon Energy Corp. 5.25% 9/15/24	5,000	4,989
Diamondback Energy, Inc. 5.2% 4/18/27	6,312	6,298
Enbridge, Inc.:
2.5% 2/14/25	1,218	1,191
5.25% 4/5/27	2,921	2,915
5.9% 11/15/26	2,514	2,541
Enterprise Products Operating LP 5.05% 1/10/26	4,128	4,116
Equinor ASA 1.75% 1/22/26	1,409	1,334
MPLX LP 1.75% 3/1/26	10,071	9,429
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,738
Petroleos Mexicanos 6.5% 3/13/27	7,500	7,076
Phillips 66 Co. 3.85% 4/9/25	8,057	7,940
The Williams Companies, Inc. 5.4% 3/2/26	1,346	1,344
		68,066
FINANCIALS - 26.5%
Banks - 16.8%
ABN AMRO Bank NV 6.339% 9/18/27 (b)(c)	4,700	4,757
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	6,000	5,957
4.827% 7/22/26 (c)	5,015	4,965
5.933% 9/15/27 (c)	5,000	5,048
Bank of America NA 5.65% 8/18/25	5,000	5,020
Bank of Montreal:
4.25% 9/14/24	7,000	6,971
5.266% 12/11/26	5,000	4,991
5.92% 9/25/25	3,000	3,017
Bank of Nova Scotia:
5.35% 12/7/26	4,000	3,998
5.45% 6/12/25	6,560	6,552
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	5,542	5,483
Barclays PLC:
2.852% 5/7/26 (c)	4,878	4,748
5.304% 8/9/26 (c)	2,578	2,563
5.674% 3/12/28 (c)	5,800	5,803
5.829% 5/9/27 (c)	6,500	6,502
6.496% 9/13/27 (c)	3,000	3,050
BNP Paribas SA 2.219% 6/9/26 (b)(c)	7,000	6,754
BPCE SA:
1.625% 1/14/25 (b)	9,500	9,273
5.203% 1/18/27 (b)	6,000	5,982
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	6,059	5,954
5.926% 10/2/26	6,200	6,281
Citigroup, Inc.:
2.014% 1/25/26 (c)	8,000	7,806
3.106% 4/8/26 (c)	6,714	6,566
5.61% 9/29/26 (c)	5,000	4,998
Credit Agricole SA 5.134% 3/11/27 (b)	5,000	4,990
Danske Bank A/S:
5.427% 3/1/28 (b)(c)	5,200	5,194
6.259% 9/22/26 (b)(c)	5,502	5,538
6.466% 1/9/26 (b)(c)	3,260	3,268
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000	9,838
HSBC Holdings PLC:
1.645% 4/18/26 (c)	6,806	6,565
5.597% 5/17/28 (c)	7,000	7,020
Huntington National Bank 5.699% 11/18/25 (c)	5,500	5,488
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	10,000	9,918
JPMorgan Chase & Co.:
3.845% 6/14/25 (c)	7,500	7,495
4.851% 7/25/28 (c)	10,500	10,363
5.04% 1/23/28 (c)	6,000	5,949
5.571% 4/22/28 (c)	3,988	4,013
6.07% 10/22/27 (c)	6,100	6,200
KeyBank NA 4.15% 8/8/25	2,003	1,960
KeyCorp U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.5684% 5/23/25 (c)(d)	2,344	2,345
Lloyds Banking Group PLC:
4.716% 8/11/26 (c)	7,515	7,423
5.462% 1/5/28 (c)	5,000	4,987
5.985% 8/7/27 (c)	3,142	3,157
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	7,000	6,956
0.962% 10/11/25 (c)	8,775	8,623
2.193% 2/25/25	9,124	8,901
4.788% 7/18/25 (c)	4,000	3,994
Mizuho Financial Group, Inc. 2.651% 5/22/26 (c)	6,307	6,129
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	4,007	3,966
5.882% 10/30/26	6,100	6,175
NatWest Group PLC 5.847% 3/2/27 (c)	5,500	5,515
NatWest Markets PLC:
0.8% 8/12/24 (b)	4,320	4,279
5.416% 5/17/27 (b)	5,000	4,995
PNC Bank NA 2.5% 8/27/24	6,217	6,168
PNC Financial Services Group, Inc. 5.3% 1/21/28 (c)	2,594	2,587
Regions Financial Corp. 2.25% 5/18/25	3,950	3,820
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26 (c)	3,956	3,936
6.124% 5/31/27 (c)	1,439	1,444
Societe Generale:
2.226% 1/21/26 (b)(c)	10,000	9,757
2.625% 10/16/24 (b)	1,249	1,234
4.351% 6/13/25 (b)	4,500	4,447
The Toronto-Dominion Bank 4.98% 4/5/27	5,000	4,962
Truist Financial Corp.:
4.26% 7/28/26 (c)	5,500	5,409
5.9% 10/28/26 (c)	7,375	7,393
U.S. Bancorp 5.727% 10/21/26 (c)	6,750	6,761
Wells Fargo & Co.:
2.164% 2/11/26 (c)	20,142	19,651
5.707% 4/22/28 (c)	7,000	7,048
		388,900
Capital Markets - 3.7%
Athene Global Funding:
1.716% 1/7/25 (b)	6,500	6,343
5.339% 1/15/27 (b)	3,816	3,865
5.516% 3/25/27 (b)	5,000	4,989
5.684% 2/23/26 (b)	5,200	5,196
Blackstone Private Credit Fund 4.7% 3/24/25	7,096	7,020
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	5,000	4,735
5.706% 2/8/28 (c)	7,100	7,086
Goldman Sachs Group, Inc. 5.7% 11/1/24	5,500	5,500
Intercontinental Exchange, Inc. 3.65% 5/23/25	4,172	4,099
Morgan Stanley:
4% 7/23/25	6,714	6,605
4.679% 7/17/26 (c)	10,823	10,702
NASDAQ, Inc. 5.65% 6/28/25	1,274	1,274
UBS AG London Branch 1.375% 1/13/25 (b)	5,623	5,481
UBS Group AG:
4.49% 8/5/25 (b)(c)	7,500	7,480
6.373% 7/15/26 (b)(c)	4,600	4,622
		84,997
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,027	1,993
1.75% 1/30/26	5,724	5,372
6.1% 1/15/27	7,000	7,101
6.45% 4/15/27	5,163	5,285
Ally Financial, Inc. 5.125% 9/30/24	6,284	6,269
American Express Co.:
2.25% 3/4/25	3,469	3,385
5.098% 2/16/28 (c)	5,000	4,971
5.389% 7/28/27 (c)	5,000	4,995
6.338% 10/30/26 (c)	6,200	6,266
Capital One Financial Corp.:
4.985% 7/24/26 (c)	2,457	2,434
7.149% 10/29/27 (c)	6,000	6,200
Ford Motor Credit Co. LLC:
5.8% 3/5/27	6,000	5,994
5.85% 5/17/27	3,000	2,999
6.95% 6/10/26	9,500	9,670
Synchrony Financial 4.25% 8/15/24	9,435	9,402
Toyota Motor Credit Corp. 5.4% 11/10/25	6,500	6,514
		88,850
Financial Services - 0.6%
Corebridge Financial, Inc. 3.5% 4/4/25	812	797
Corebridge Global Funding 5.75% 7/2/26 (b)	5,200	5,202
Nationwide Building Society 6.557% 10/18/27 (b)(c)	6,100	6,221
The Western Union Co. 2.85% 1/10/25	1,585	1,556
		13,776
Insurance - 1.6%
Aon North America, Inc. 5.125% 3/1/27	7,000	6,980
Equitable Financial Life Global Funding 1.1% 11/12/24 (b)	8,150	7,979
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,527	3,338
MassMutual Global Funding II:
4.15% 8/26/25 (b)	5,651	5,570
4.5% 4/10/26 (b)	6,700	6,613
Pacific Life Global Funding II 1.2% 6/24/25 (b)	5,535	5,294
Protective Life Global Funding 3.218% 3/28/25 (b)	1,703	1,670
		37,444
TOTAL FINANCIALS		613,967
HEALTH CARE - 2.4%
Biotechnology - 0.3%
Amgen, Inc. 5.25% 3/2/25	8,000	7,981
Health Care Providers & Services - 0.9%
Centene Corp. 2.45% 7/15/28	2,610	2,301
CVS Health Corp. 5% 2/20/26	7,000	6,933
HCA Holdings, Inc. 5.875% 2/15/26	5,000	5,008
ICON Investments Six Designated Activity 5.809% 5/8/27	5,706	5,750
		19,992
Life Sciences Tools & Services - 0.4%
Revvity, Inc. 0.85% 9/15/24	8,310	8,191
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 4.8% 2/26/27	6,000	5,967
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,748	6,582
Haleon UK Capital PLC 3.125% 3/24/25	7,390	7,237
		19,786
TOTAL HEALTH CARE		55,950
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.7%
BAE Systems PLC 5% 3/26/27 (b)	2,027	2,009
L3Harris Technologies, Inc. 5.4% 1/15/27	6,250	6,269
RTX Corp. 5.75% 11/8/26	2,714	2,741
The Boeing Co.:
4.875% 5/1/25	4,713	4,663
6.259% 5/1/27 (b)	513	516
		16,198
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25	4,209	4,228
Commercial Services & Supplies - 0.4%
Republic Services, Inc. 0.875% 11/15/25	10,000	9,372
Ground Transportation - 0.5%
Canadian Pacific Railway Co. 1.35% 12/2/24	12,296	12,040
Machinery - 1.0%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	2,657	2,601
5% 1/15/27 (b)	5,000	4,961
5.2% 1/17/25 (b)	2,880	2,870
Ingersoll Rand, Inc. 5.197% 6/15/27	6,900	6,900
Parker Hannifin Corp. 3.65% 6/15/24	7,000	6,992
		24,324
Passenger Airlines - 0.3%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,513
Trading Companies & Distributors - 0.2%
Air Lease Corp. 0.8% 8/18/24	3,717	3,676
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	7,000	6,839
TOTAL INDUSTRIALS		84,190
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp. 5.05% 4/5/27	1,027	1,025
Semiconductors & Semiconductor Equipment - 0.2%
Microchip Technology, Inc. 0.983% 9/1/24	4,231	4,179
Software - 0.8%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	6,250	5,844
Oracle Corp. 5.8% 11/10/25	7,000	7,036
VMware, Inc. 1% 8/15/24	5,608	5,553
		18,433
TOTAL INFORMATION TECHNOLOGY		23,637
MATERIALS - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 5.338% 4/4/27 (b)	6,000	5,982
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	2,980	2,822
Crown Castle, Inc. 1.35% 7/15/25	700	667
		3,489
UTILITIES - 1.5%
Electric Utilities - 0.6%
FirstEnergy Corp.:
1.6% 1/15/26	747	701
2.05% 3/1/25	4,143	4,025
Firstenergy Pennsylvania Elect 5.15% 3/30/26 (b)	2,572	2,543
Florida Power & Light Co. 2.85% 4/1/25	1,893	1,855
Georgia Power Co. 5.004% 2/23/27	1,954	1,950
Tampa Electric Co. 3.875% 7/12/24	4,057	4,048
		15,122
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 0.833% 6/15/24	3,897	3,888
Multi-Utilities - 0.7%
DTE Energy Co. 4.22% 11/1/24	7,490	7,439
NiSource, Inc. 0.95% 8/15/25	2,976	2,816
Sempra 3.3% 4/1/25	2,834	2,778
WEC Energy Group, Inc. 5% 9/27/25	2,638	2,620
		15,653
TOTAL UTILITIES		34,663
TOTAL NONCONVERTIBLE BONDS (Cost $1,086,576)		1,076,323

U.S. Treasury Obligations - 24.9%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
4.125% 10/31/27	191,675	188,628
4.25% 3/15/27	3,000	2,965
4.375% 12/15/26	193,800	192,073
4.5% 3/31/26	90,000	89,350
4.5% 7/15/26	35,500	35,256
4.5% 5/15/27	16,000	15,925
4.875% 5/31/26	52,800	52,808
TOTAL U.S. TREASURY OBLIGATIONS (Cost $580,767)		577,005

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.2%
4.5% 3/1/39 to 9/1/49 (e)	5,249	5,032
5.5% 11/1/34	939	949
7.5% 11/1/31	0	0
TOTAL FANNIE MAE		5,981
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	6	6
Ginnie Mae - 0.0%
7% to 7% 11/15/27 to 8/15/32	93	95
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,690)		6,082

Asset-Backed Securities - 19.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	870	871
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4871% 1/17/32 (b)(c)(d)	4,968	4,978
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	1,107	1,101
American Express Credit Account Master Trust:
Series 2022-4 Class A, 4.95% 10/15/27	4,492	4,464
Series 2023-1 Class A, 4.87% 5/15/28	3,528	3,506
Series 2023-3 Class A, 5.23% 9/15/28	7,149	7,150
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	2,609	2,568
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	2,145	2,147
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/22/31 (b)(c)(d)	7,663	7,676
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 6.6371% 4/17/33 (b)(c)(d)	10,151	10,164
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/32 (b)	5,009	4,982
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	4,323	4,336
Bank of America Credit Card Master Trust:
Series 2023-A1 Class A1, 4.79% 5/15/28	2,564	2,543
Series 2023-A2 Class A2, 4.98% 11/15/28	3,550	3,535
BMW Vechicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/25	3,790	3,782
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	3,841	3,860
Series 2024-1 Class A3, 4.98% 3/25/27	3,994	3,964
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	412	410
Capital One Prime Auto Receiva Series 2023-2 Class A3, 5.82% 6/15/28	5,698	5,747
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	546	542
Carmax Auto Owner Trust:
Series 2022-4 Class A2A, 5.34% 12/15/25	723	723
Series 2024-1 Class A3, 4.92% 10/16/28	2,607	2,585
Series 2024-2 Class A3, 5.5% 1/16/29	795	797
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,134	1,145
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	590	588
Series 2021-P3 Class A3, 0.7% 11/10/26	3,090	3,021
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(c)(d)	2,196	2,202
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6902% 7/15/33 (b)(c)(d)	9,276	9,289
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5565% 7/27/30 (b)(c)(d)	2,380	2,382
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	639	625
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	1,035	1,030
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/28	8,355	8,336
Chesapeake Funding II LLC:
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	4,052	4,049
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	703	706
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	1,243	1,240
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	2,738	2,731
Citizens Auto Receivables Trust:
Series 2024-1 Class A3, 5.11% 4/17/28 (b)	2,606	2,591
Series 2024-2 Class A3, 5.33% 8/15/28 (b)	1,290	1,287
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, CME Term SOFR 1 Month Index + 0.610% 5.9394% 7/25/34 (c)(d)	115	112
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	3,751	3,752
Dell Equipment Finance Trust 2:
Series 2023-3 Class A3, 5.93% 4/23/29 (b)	2,908	2,924
Series 2024-1 Class A3, 5.39% 3/22/30 (b)	1,743	1,743
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	2,027	2,026
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	502	504
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	341	341
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6787% 7/17/34 (b)(c)(d)	1,878	1,882
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(c)(d)	8,070	8,090
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/28 (b)	721	722
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,823	1,841
Enterprise Fleet Financing LLC:
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	977	964
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	719	711
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	3,808	3,799
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	6,000	5,963
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 1.32% 7/15/36 (b)(c)(d)(f)	6,430	6,438
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/26	5,952	5,972
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/28	3,944	3,935
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,177	4,135
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	5,336	5,339
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	4,665	4,653
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	1,678	1,657
GM Financial Consumer Automobile Receivables Trust:
Series 2022-2 Class A3, 3.1% 2/16/27	5,300	5,219
Series 2023-4 Class A3, 5.78% 8/16/28	4,680	4,718
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/27	6,848	6,810
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class A1, 5.34% 6/15/28 (b)	5,812	5,799
Series 2024-1A Class A1, 5.13% 3/15/29 (b)	5,810	5,782
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	4,193	4,221
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/29 (b)	6,742	6,716
Hyundai Auto Lease Securitizat:
Series 2023-C Class A3, 5.8% 12/15/26 (b)	4,934	4,952
Series 2024-B Class A3, 5.41% 5/17/27 (b)	1,897	1,900
Hyundai Auto Receivables Trust:
Series 2023 A Class A3, 4.58% 4/15/27	2,034	2,014
Series 2023-C Class A3, 5.54% 10/16/28	3,474	3,487
Series 2024-A Class A3, 4.99% 2/15/29	1,145	1,138
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/28	6,694	6,646
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5862% 1/22/31 (b)(c)(d)	6,426	6,441
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	410	410
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	1,209	1,208
Mercedes-Benz Auto Receivables Series 2023-2 Class A3, 5.95% 11/15/28	2,683	2,712
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5787% 7/17/32 (b)(c)(d)	8,390	8,405
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	3,185	3,209
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	2,023	2,008
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	4,830	4,673
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 0% 8/8/32 (b)(c)(d)(f)	3,588	3,590
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3874% 5/20/29 (b)(c)(d)	1,903	1,904
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3786% 4/15/30 (b)(c)(d)	4,408	4,415
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6844% 1/25/36 (c)(d)	66	65
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	2,531	2,544
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	3,781	3,683
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.7002% 7/15/36 (b)(c)(d)	3,071	3,079
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	820	818
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	1,081	1,081
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	6,331	6,327
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A3, 4.95% 5/21/29 (b)	1,998	1,978
Series 2024-2A Class A3, 5.33% 11/20/29 (b)	616	615
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	493	493
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(c)(d)	6,342	6,351
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6102% 1/15/34 (b)(c)(d)	7,671	7,680
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5509% 11/18/30 (b)(c)(d)	4,198	4,208
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5202% 7/15/30 (b)(c)(d)	6,906	6,918
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2994% 9/25/34 (c)(d)	136	137
Tesla Series 2024-A Class A3, 5.3% 6/21/27 (b)	2,554	2,545
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	6,355	6,387
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,215	1,216
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	2,816	2,809
TMUST Series 2024-1A Class A, 5.05% 9/20/29 (b)	4,785	4,751
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	4,906	4,708
Toyota Auto Receivables 2023-D Series 2023-D Class A3, 5.54% 8/15/28	3,430	3,449
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,153	1,150
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	5,372	5,387
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1235% 4/6/42 (b)(c)(d)	261	187
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	858	853
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	3,078	3,103
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	6,021	6,027
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	448	444
Series 2021-NPL2 Class A1, 5.115% 3/27/51 (b)	2,757	2,714
Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(c)	4,076	3,962
Verizon Master Trust:
Series 2021-2 Class A, 0.99% 4/20/28	8,190	8,043
Series 2023-5 Class A1A, 5.61% 9/8/28	5,000	5,009
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	6,180	6,203
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	2,893	2,873
Series 2023-2 Class A3, 5.48% 12/20/28	4,052	4,070
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	5,860	5,831
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	5,564	5,613
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	5,534	5,522
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7146% 8/20/29 (b)(c)(d)	890	890
World Omni Auto Receivables Trust:
Series 2023-D Class A3, 5.79% 2/15/29	3,825	3,857
Series 2024-A Class A3, 4.86% 3/15/29	6,000	5,958
Series 2024-B Class A3, 5.27% 9/17/29	2,815	2,810
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	2,588	2,583
TOTAL ASSET-BACKED SECURITIES (Cost $445,256)		444,464

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.8%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	4,143	3,545
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	380	373
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	354	341
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,166	1,141
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	925	882
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,251	3,199
Csmc Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	6,144	5,921
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	2,229	2,176
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,135	1,890
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	4,972	4,764
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,773	1,662
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	1,832	1,646
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	226	217
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	157	149
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	4,177	4,017
Series 2021-2 Class A1, 5.115% 3/25/26 (b)	2,845	2,798
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	743	657
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	955	842
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,132	3,061
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	2,653	2,497
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	705	688
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	48	48
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		42,515
U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7382% 5/25/45 (c)(d)	2,043	2,014
sequential payer Series 2001-40 Class Z, 6% 8/25/31	33	33
Series 2016-27:
Class HK, 3% 1/25/41	2,418	2,242
Class KG, 3% 1/25/40	1,092	1,011
Series 2016-42 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7882% 7/25/46 (c)(d)	2,230	2,214
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	241	235
TOTAL U.S. GOVERNMENT AGENCY		7,749
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,877)		50,264

Commercial Mortgage Securities - 5.7%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(c)(d)	1,838	1,825
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,246	2,021
Benchmark Mortgage Trust sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	3,772	3,557
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1815% 9/15/26 (b)(c)(d)	4,272	4,140
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(c)(d)	1,013	1,014
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(c)(d)	6,214	6,249
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(c)(d)	1,308	1,306
BX Commercial Mortgage Trust:
floater:
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0674% 10/15/26 (b)(c)(d)	3,168	3,137
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(c)(d)	3,704	3,667
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0838% 5/15/38 (b)(c)(d)	2,451	2,433
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(c)(d)	3,691	3,682
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(c)(d)	1,635	1,645
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(c)(d)	2,025	2,007
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(c)(d)	3,185	3,163
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(c)(d)	2,335	2,339
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(c)	3,067	3,071
BX Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2815% 11/15/38 (b)(c)(d)	3,402	3,387
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(c)(d)	1,511	1,517
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(c)(d)	3,510	3,512
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	7,445	7,022
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	4,350	3,960
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,052	1,033
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	2,132	2,110
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	6,921	6,277
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	988	930
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	2,788	2,692
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	1,788	1,746
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(c)(d)	5,014	4,973
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(c)(d)	1,606	1,605
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(c)(d)	2,194	2,175
Series 2011-GC5 Class A/S, 5.1513% 8/10/44 (b)(c)	4,055	3,934
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9315% 9/15/29 (b)(c)(d)	1,658	1,580
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,066	979
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(c)(d)	4,992	4,905
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(c)(d)	3,374	3,323
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(c)(d)	1,937	1,932
Morgan Stanley BAML Trust sequential payer Series 2016-C28:
Class A3, 3.272% 1/15/49	1,640	1,581
Class ASB, 3.288% 1/15/49	818	805
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,896	4,621
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(d)	1,459	1,480
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9155% 10/15/36 (b)(c)(d)	4,964	4,915
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(c)(d)	3,218	3,206
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.5246% 7/20/32 (b)(c)(d)	8,000	8,012
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,148	1,132
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,924	1,874
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $135,999)		132,474

Bank Notes - 0.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Citibank NA 5.438% 4/30/26	5,000	5,010
Goldman Sachs Bank U.S.A. 5.283% 3/18/27 (c)	8,200	8,167
TOTAL BANK NOTES (Cost $13,200)		13,177

Money Market Funds - 0.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g) (Cost $15,422)	15,418,753	15,422

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,336,787)	2,315,211
NET OTHER ASSETS (LIABILITIES) - 0.2%	5,237
NET ASSETS - 100.0%	2,320,448

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,593	Sep 2024	324,499	(285)	(285)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	207	Sep 2024	21,900	(67)	(67)

TOTAL FUTURES CONTRACTS					(352)
The notional amount of futures purchased as a percentage of Net Assets is 14.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $710,492,000 or 30.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,222,000.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	22,073	678,293	684,944	937	-	-	15,422	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	107,829	107,829	4	-	-	-	0.0%
Total	22,073	786,122	792,773	941	-	-	15,422

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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